Other Equity Instruments - Summary of Other Equity Instruments (Detail)	1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021 GBP (£)	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of other equity instruments [line items]
Other equity instruments		£ 2,191,000,000	£ 2,191,000,000
£300m Step-up Callable Perpetual Reserve Capital Instruments
Disclosure of other equity instruments [line items]
Capital securities issued		£ 300,000,000	300,000,000
Interest rate		0.07037
Other equity interest maturity period		2026-02
Other equity instruments		£ 235,000,000	235,000,000
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities issued		£ 500,000,000	500,000,000
Interest rate		0.0675
Other equity interest maturity period		2024-06
Other equity instruments		£ 496,000,000	496,000,000
£750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities issued		£ 750,000,000	750,000,000
Interest rate		0.07375
Other equity interest maturity period		2022-06
Other equity instruments		£ 750,000,000	750,000,000
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities issued		£ 500,000,000	500,000,000
Interest rate	0.0518	0.0518
Other equity instruments		£ 0	210,000,000
£500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities issued		£ 500,000,000	500,000,000
Interest rate		0.0630
Other equity interest maturity period		2025-03
Other equity instruments		£ 500,000,000	500,000,000
£210m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities issued	£ 210,000,000	£ 210,000,000	210,000,000
Interest rate	0.0425	0.0425
Other equity interest maturity period		2026-03
Other equity instruments		£ 210,000,000	£ 0